Notes Payable (Details) - Schedule of fair value of financial instruments - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
March 1, 2021 Notes [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal		$ 55,000
Accrued interest		6,455
Interest expense		6,455
Principal and conversion premium payments in cash	$ (55,000)
Original issue discount		3,490
Proceeds		51,510
August 26, 2021 Notes [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal		30,000
Accrued interest		1,473
Interest expense		1,473
Principal and conversion premium payments in cash	$ (32,065)
Original issue discount		87
Proceeds		29,913
June 9, 2021 Note 1 [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal		20,000
Original issue discount and debt issuance costs		1,797
Proceeds		18,203
June 9, 2021 Note 2 [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal		20,000
Original issue discount and debt issuance costs		2,600
Proceeds		17,400
August 10, 2021 Optional Notes [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal		33,917
Original issue discount and debt issuance costs		3,542
Accrued interest		183
Interest expense		183
Proceeds		30,375
Notes payable One [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal		5,458	4,597
Foreign exchange (gain) loss on principal		133	297
Reclassification from related party notes payable		730
Notes payable Two [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal		193	9,168
Accrued interest		2	65
Interest expense		92	65
Payroll Protection Program principal forgiveness		8,975
Payroll Protection Program interest forgiveness		155
Proceeds			9,168
Notes payable Three [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			57,293
Foreign exchange (gain) loss on principal		(1,293)	4,108
Principal settled with equity		56,000
Interest settled with equity		17,177
Accrued interest			13,769
Interest expense		3,408	7,387
Note payable Four [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			17,637
Interest settled with equity		3,613
Principal payments in cash		17,637
Accrued interest			2,637
Interest expense		976	1,768
Principal conversion premium settled with equity		3,527
Notes payable Five [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			10,600
Principal settled with equity		10,600
Interest settled with equity		3,251
Accrued interest			2,547
Interest expense		704	1,275
Note payable Six [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			1,500
Principal settled with equity		1,500
Interest settled with equity		699
Accrued interest			587
Interest expense		112	203
Note payable Seven [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			7,000
Interest settled with equity		2,147
Accrued interest			1,682
Interest expense		465	842
Principal and conversion premium settled with equity		10,375
Note payable Eight [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			3,677
Foreign exchange (gain) loss on principal		219	237
Foreign exchange (gain) loss on accrued interest		167	142
Principal settled with equity		3,715
Interest settled with equity		2,713
Accrued interest			2,314
Interest expense		374	637
Notes Payable Nine [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			4,140
Foreign exchange (gain) loss on principal		260	219
Foreign exchange (gain) loss on accrued interest		44	35
Principal settled with equity		4,181
Interest settled with equity		713
Accrued interest			569
Interest expense		139	235
Proceeds			766
Notes Payable Ten [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			729
Foreign exchange (gain) loss on principal		(25)
Foreign exchange (gain) loss on accrued interest		1
Principal settled with equity		736
Interest settled with equity		44
Principal payments			32
Accrued interest			19
Interest expense		24	19
Proceeds			761
Notes Payable Eleven [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			15,000
Principal and conversion premium settled with equity		20,367
Proceeds			13,800
January 13 and March 12, 2021 Notes [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal
Original issue discount and debt issuance costs		1,940
Principal and conversion premium settled with equity		23,725
Proceeds		16,310
Notes Payable Twelve [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal			15,000
Interest expense		1,334	366
Principal conversion premium settled with equity		2,785
Interest and adjustment fee settled with equity		270
Principal and conversion premium payments in cash		18,992
Interest payments in cash		1,197	366
Proceeds			15,000
January 13 and March 8, 2021 Notes [Member]
Notes Payable (Details) - Schedule of fair value of financial instruments [Line Items]
Outstanding principal
Interest settled with equity		82
Original issue discount and debt issuance costs		1,132
Interest expense		632
Principal conversion premium settled with equity		2,069
Principal and conversion premium payments in cash		11,582
Interest payments in cash		550
Proceeds		$ 8,218